Average Annual Total Returns - Direxion Monthly Emerging Markets Bull 2X Fund	Investor Class 1 Year	Investor Class 5 Years	Investor Class 10 Years	Investor Class Return After Taxes on Distributions 1 Year	Investor Class Return After Taxes on Distributions 5 Years	Investor Class Return After Taxes on Distributions 10 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	29.07%	3.67%	(1.84%)	29.07%	3.67%	(1.84%)	17.21%	2.84%	(1.37%)	18.42%	5.61%	3.68%